Intangible assets	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note  14.   Intangible assets

Intangible assets consisted of the following:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Intangible assets under the cost-less-impairment model:
Cryptocurrencies	300	—

Intangible assets subject to amortization:
Patents	2,281	2,281
License agreements	1,699	1,699
Other intangibles	923	923
Total intangible assets, gross	5,203	4,903
Accumulated amortization for:
Patents	(2,281)	(2,281)
License agreements	(1,699)	(1,699)
Other intangibles	(923)	(923)
Total accumulated amortization	(4,903)	(4,903)
Total intangible assets subject to amortization, net	—	—
Total intangible assets, net	300	—
Amortization charge for the 6 months ended June 30,	—	—

Intangible assets under the cost-less-impairment model consist of a balance of 128,205,128 WeCan tokens acquired from our unconsolidated affiliate, the WeCan Group, for USD 300,000. Cryptocurrencies created or issued by related parties are accounted for under the cost-less-impairment model and subject to periodic impairment testing. In the six months ended June 30, 2025, SEALSQ Corp did not identify any events or changes in circumstances indicating that the carrying amount of our cryptocurrency assets may not be recoverable. As a result, the Group did not record any impairment charge on cryptocurrencies measured at cost in the six months ended June 30, 2025 and the balance remains USD 300,000.

The useful economic life of intangible assets is as follows:

•	Patents	5 to 10 years
•	License agreements	1 to 3 years
•	Other intangibles	5 years